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MetLife Investors USA Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

                                        May 4, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

      Re:   MetLife Investors USA Variable Life Account A
            File No. 333-147509 (Equity Advantage VUL)
            Rule 497(j) Certification

Commissioners:

      On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Variable Life Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Prospectus Supplement and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus, Prospectus Supplement and SAI for that product contained in the Post-Effective Amendment No. 3 for the Account filed electronically with the Commission on April 22, 2011.

      If you have any questions, please contact me at (617) 578-3031.

                                          Sincerely,

                                          /s/ John E. Connolly, Jr.

                                          John E. Connolly, Jr., Esq.
                                          Assistant General Counsel
                                          Metropolitan Life Insurance Company